Segment Reporting (Details)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Number of reportable segments	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision maker
Segment Reporting, Expense Information Used by CODM, Description	The CODM uses consolidated net income for purpose of assessing performance, making operating decisions and allocating resources.